Condensed Consolidated Statements of Cash Flows	9 Months Ended
Sep. 30, 2020 USD ($)
Operating activities
Net loss	$ (19,349,948)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,162,424
Amortization of operating ROU assets	1,400,294
Stock based compensation	1,789
Changes in assets and liabilities:
Accounts receivable (including amounts with related parties)	(3,265,235)
Prepaid expenses and other current assets	(1,265,844)
Other assets	363,156
Accounts payable	3,163,309
Accrued expenses and other current liabilities	3,158,333
Deferred revenue	(976,377)
Operating lease liabilities	(3,399,177)
Other long-term liabilities	143,369
Net cash used in operating activities	(16,863,907)
Investing activities
Capitalized software development costs	(3,938,788)
Purchases of fixed assets	(244,677)
Net cash used in investing activities	(4,183,465)
Financing activities
Proceeds From Series D-1 Financing, Net of Issuance Costs	39,923,805
Cash received from stock option exercises	116,240
Net cash provided by financing activities	40,040,045
Net Change in Cash	18,992,673
Cash - Beginning	28,808,017
Cash - Ending	47,800,690
Supplemental disclosures of non-cash activities
Net change in accounts payable and accrued expenses and other current liabilities related to capitalized software and fixed asset additions	$ (208,363)